DYKEMA GOSSETT PLLC
400 Renaissance Center
Detroit, MI 48243
March 20, 2009
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
Washington, D.C. 20549-4720

Re:	Advance Capital I, Inc., Funds – Rule 497 filing and certification (File No. 33-13754; File No. 811-05127)
Ladies and Gentlemen:
     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, Advance Capital I, Inc. (the “Registrant”), is filing today a copy of the Prospectus forming a part of the above Registration Statement in the exact form in which it was used.
     In addition, on behalf of the Registrant, pursuant to Rule 497(j), this letter will certify that and the form of Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from that contained in Post-Effective Amendment No. 37, which was electronically filed and became effective on March 17, 2009. Please contact the undersigned should you have any questions.
Sincerely,
DYKEMA GOSSETT PLLC
/S/ PAUL R. RENTENBACH
Paul R. Rentenbach
Counsel to the Registrant